Financial Risk Factors and Risk Management - Foreign Currency Exchange Rate Risk Sensitivity (Details) - Foreign currency - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Euro and all major currencies
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Derivatives held within a designated cash flow hedge relationship
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Effect of downward shift in exchange rates on other comprehensive income	€ 106	€ 43	€ 53
Effect of upward shift of exchange rate on other comprehensive income	€ (106)	€ (43)	€ (53)
Embedded derivatives
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%	10.00%	10.00%
Effect of downward shift in exchange rates on other non-operating expense, net	€ 40	€ 40	€ 53
Effect of upward shift in exchange rates on other non-operating expense, net	€ (49)	€ (49)	€ (53)